CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Promissory Note Stockholders [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2012	$ 1,180,567	$ 204		$ 16,204,068		$ (15,000,076)	$ (23,629)
Balance (in shares) at Dec. 31, 2012		20,458,048
Common Stock Issued for Cash	5,816,799	58		5,816,741
Common Stock Issued for Cash (in shares)		5,764,774
Costs of Capital	(606,320)			(606,320)
Stock Option Based Compensation	336,402			336,402
Conversion of Debt to Common Stock	175,700	2		175,698
Conversion of Debt to Common Stock (in shares)		167,000
Common Stock Issued for Services	182,072	0		182,072
Common Stock Issued for Services (in shares)		80,000
Exercise of Stock Options	245,344	3		245,341
Exercise of Stock Options (in shares)		252,190
Net Loss	(6,801,714)					(6,801,714)
Comprehensive Loss	(7,041)						(7,041)
Balance at Dec. 31, 2013	521,809	267		22,354,002		(21,801,790)	(30,670)
Balance (in shares) at Dec. 31, 2013		26,722,012
Stock Option Based Compensation	373,000			373,000
Non-cash Compensation	18,580			18,580
Conversion of Debt to Common Stock	4,003,592		40	4,003,552
Conversion of Debt to Common Stock (in shares)			4,003,592
Dividends - Series A Preferred Stock	(31,695)					(31,695)
Exercise of Options and Warrants	8,634	6		512,628	(504,000)
Exercise of Options and Warrants (in shares)		586,345
Payment on Notes Receivable from Stockholder	11,806				11,806
Net Loss	(5,657,173)					(5,657,173)
Comprehensive Loss	(4,945)						(4,945)
Balance at Dec. 31, 2014	$ (756,392)	$ 273	$ 40	$ 27,261,762	$ (492,194)	$ (27,490,658)	$ (35,615)
Balance (in shares) at Dec. 31, 2014		27,308,357	4,003,592